Segment and Geographic Information (Details) - Schedule of property and equipment and operating lease - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
US&C [Member]
Segment and Geographic Information (Details) - Schedule of property and equipment and operating lease [Line Items]
Property and equipment, net	$ 1,239	$ 2,333
Operating lease right-of-use assets	705	1,042
Total	1,944	3,375
LATAM [Member]
Segment and Geographic Information (Details) - Schedule of property and equipment and operating lease [Line Items]
Property and equipment, net	428	499
Operating lease right-of-use assets	456	866
Total	884	1,365
EMEA [Member]
Segment and Geographic Information (Details) - Schedule of property and equipment and operating lease [Line Items]
Property and equipment, net	162	84
Operating lease right-of-use assets	847	1,156
Total	1,009	1,240
Total [Member]
Segment and Geographic Information (Details) - Schedule of property and equipment and operating lease [Line Items]
Property and equipment, net	1,829	2,916
Operating lease right-of-use assets	2,008	3,064
Total	$ 3,837	$ 5,980